Employee benefit liabilities - Schedule of Defined Benefit Obligation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Defined Benefit Obligation [Abstract]
Beginning balance	$ 4,464	$ 4,633
Included in profit or loss
Current service cost	622	547
Interest cost	227	455
Subtotal	5,313	5,635
Included in OC
Actuarial (gain) loss resulting from change in demographic assumptions	37	(26)
Actuarial (gain) loss resulting from change in financial assumptions	217	247
Adjustment	238	(1,124)
Subtotal	492	(903)
Benefits paid	(1,199)	(949)
Effect of foreign currency exchange differences	(78)	681
Subtotal	(1,277)	(268)
Ending balance	$ 4,528	$ 4,464